Consolidated and Combined Statements of Accumulated Other Comprehensive Income (Loss) and Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Parent Company's Net Investment	Accumulated Other Comprehensive Income (loss)	Noncontrolling Interest	Redeemable Noncontrolling Interests (Temporary Equity) [Member]
Balance at Dec. 31, 2007	$ 1,128,386				$ 949,988	$ 41,399	$ 136,999	$ 23,400
Net income generated prior to separation	166,477				119,777		46,700
Net income (loss) generated after separation	(50,529)			(96,220)			45,691
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment, net of tax	(14,311)					(14,311)
Pension liability adjustment, net of tax	4,399					4,399
Other comprehensive income (loss)	(9,912)
Total comprehensive income (loss)	106,036
Net transfer from parent	552,966				552,966
Dividend to parent	(430,306)				(430,306)
Distribution of SNI common stock to effect the spin-off	1,635	1,635
Transfer of net investment to additional paid-in capital	(1,635)		1,190,790		(1,192,425)
Reverse EITF D-98 adoption adjustments relating to FLN interest acquired	9,000		7,501				1,499	(9,000)
Purchase additional interest in FLN	(1,499)						(1,499)
Redeemable noncontrolling interests fair value adjustments	5,000		5,000					(5,000)
Dividends paid to noncontrolling interest	(82,657)						(82,657)
Dividends paid	(24,554)			(24,554)
Stock-based compensation expense	11,035		11,035
Exercise of employee stock options	5,873	3	5,870
Other stock-based compensation plans, net: shares issued; shares repurchased; shares forfeited	(278)	0	(278)
Tax benefits of compensation plans	12		12
Balance at Dec. 31, 2008	1,279,014	1,638	1,219,930	(120,774)		31,487	146,733	9,400
Net income (loss)	392,549			299,326			93,223	(7,675)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment, net of tax	5,660					5,344	316	(19)
Reclassification adjustment for foreign currency translation gains included in net income	(44,423)					(44,423)
Pension liability adjustment, net of tax	4,588					4,588
Other comprehensive income (loss)	(34,175)							(19)
Total comprehensive income (loss)	358,374							(7,694)
Recognize redeemable noncontrolling interests from transactions								99,505
Redeemable noncontrolling interests fair value adjustments	(12,675)		2,517	(15,192)				12,675
Dividends paid to noncontrolling interest	(88,936)						(88,936)
Dividends paid	(49,507)			(49,507)
Settlements with former parent for pre-separation adjustments	3,696		3,696
Stock-based compensation expense	17,487		17,487
Exercise of employee stock options	27,735	11	27,724
Other stock-based compensation plans, net: shares issued; shares repurchased; shares forfeited	(206)	9	(215)
Tax benefits of compensation plans	70		70
Balance at Dec. 31, 2009	1,535,052	1,658	1,271,209	113,853		(3,004)	151,336	113,886
Net income (loss)	99,726			72,458			27,268	(3,944)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment, net of tax	565					472	93	(118)
Pension liability adjustment, net of tax	23					23
Other comprehensive income (loss)	588							(118)
Total comprehensive income (loss)	100,314							(4,062)
Redemption of noncontrolling interest in FLN								(14,400)
Redeemable noncontrolling interests fair value adjustments	(9,172)			(9,172)				9,172
Dividends paid to noncontrolling interest	(55,642)						(55,642)
Dividends paid	(12,378)			(12,378)
Stock-based compensation expense	5,574		5,574
Exercise of employee stock options	8,817	3	8,814
Other stock-based compensation plans, net: shares issued; shares repurchased; shares forfeited	(3,028)		(3,028)
Tax benefits of compensation plans	1,296		1,296
Balance at Mar. 31, 2010	1,570,833	1,661	1,283,865	164,761		(2,509)	123,055	104,596
Balance at Dec. 31, 2009	1,535,052	1,658	1,271,209	113,853		(3,004)	151,336	113,886
Net income (loss)	531,021			410,972			120,049	(2,012)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment, net of tax	1,048					985	63	(56)
Pension liability adjustment, net of tax	(9,506)					(9,506)
Other comprehensive income (loss)	(8,458)							(56)
Total comprehensive income (loss)	522,563							(2,068)
Additions to noncontrolling interest								957
Redemption of noncontrolling interest in FLN								(14,400)
Redeemable noncontrolling interests fair value adjustments	(59,773)			(59,773)				59,773
Contribution of Cooking Channel to Food Network Partnership			13,772				(13,772)
Dividends paid to noncontrolling interest	(111,703)						(111,703)
Dividends paid	(50,080)			(50,080)
Stock-based compensation expense	21,773		21,773
Exercise of employee stock options	65,230	19	65,211
Other stock-based compensation plans, net: shares issued; shares repurchased; shares forfeited	(7,757)	(1)	(7,756)
Tax benefits of compensation plans	6,841		6,841
Balance at Dec. 31, 2010	1,922,146	1,676	1,371,050	414,972		(11,525)	145,973	158,148
Net income (loss)	142,026			100,525			41,501	3,291
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustment, net of tax	473					359	114	83
Pension liability adjustment, net of tax	54					54
Other comprehensive income (loss)	527							83
Total comprehensive income (loss)	142,553							3,374
Dividends paid to noncontrolling interest	(15,227)						(15,227)
Dividends paid	(12,633)			(12,633)
Stock-based compensation expense	7,126		7,126
Exercise of employee stock options	10,745	3	10,742
Other stock-based compensation plans, net: shares issued; shares repurchased; shares forfeited	(3,404)	2	(3,406)
Tax benefits of compensation plans	2,171		2,171
Contribution by noncontrolling interest to Food Network Partnership	52,804						52,804
Effect of capital contributions to Food Network Partnership			25,368				(25,368)
Balance at Mar. 31, 2011	$ 2,106,281	$ 1,681	$ 1,413,051	$ 502,864		$ (11,112)	$ 199,797	$ 161,522